Investment in equity investees (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Measurement Alternative and NAV practical expedient investments
Carrying amount of investment under NAV practical expedient	¥ 8,133	¥ 7,982
Carrying values of equity investments measured at fair value using the Measurement Alternative	18,153	20,707
Measurement alternative and NAV practical expedient investments	¥ 346	¥ 1,683	¥ 4,787